Convertible preferred shares	12 Months Ended
Dec. 31, 2025
Convertible preferred shares
Convertible preferred shares
15.	Convertible preferred shares

Series A Convertible Preferred Shares

On November 27, 2023, the Company entered into a Securities Purchase Agreement with an institutional investor (the “Buyer”), pursuant to which the Company shall issue and sell to the Buyer up to 125,000 Series A Convertible Preferred Shares (the “Preferred Shares”) in three tranches at the price of US$1,000 for each Preferred Share. According to the Securities Purchase Agreement, the Company will issue 25,000 Preferred Shares (“First Tranche”) to the Buyer on the closing date of the First Tranche (“First Closing Date”). Upon the First Closing Date, the Company is obligated to issue a number of Preferred Shares (“Second Tranche”) that is not less than 25,000 and not more than 50,000 (the “Forward Contract Liabilities”). The closing of the third tranche of preferred shares financing (the “Third Tranche”), would be contingent upon mutual agreement between the Company and the Buyer. Neither the Company is obliged to sell nor the Buyer is obliged to purchase for the Third Tranche. In connection with the issuance of the Preferred Shares, the Company also should deliver 8,000,000 ADSs (120,000,000 Class A ordinary shares) collectively as pre-delivery shares (the “Pre-delivery Shares”) to the Buyer. The Pre-delivery Shares shall be returned to the Company when the Buyer does not hold any preferred shares.

The rights, preferences and privileges of the Series A Convertible Preferred Shares are as follows:

Conversion Rights

At any time after the issuance, the holder has the right to convert any portion of the outstanding and the unpaid Conversion Amount (the “Conversion Amount”, equals to US$1,072.80 per preferred share plus any accrued and unpaid dividends, and 15% p.a. late charges if any) into variable number of ADSs by dividing the difference of the conversion price less the issuance fee, where conversion price is the lower of (1) 120% of the Weighted Average Price of the ADSs on the trading day immediately preceding the applicable issuance date of the Series A Preferred Shares (i.e. a fixed monetary amount US$1.81); and (2) 92.5% of the lowest daily average market price over 5 days before conversion, as specified in the Securities Purchase Agreement.

Redemption Rights

The Company shall redeem the Preferred Shares remained outstanding on the Maturity Date in cash in an amount equal to 105% of the Conversion Amount. The Maturity Date is the date that is 12 months immediately following the issuance of the Preferred Shares, which may be extended at the option of the Buyer when certain events occur.

Voting Rights

No voting rights are carried by the Series A Preferred Shares.

Dividend Rights

The Buyer will be entitled to receive dividends in the same manner of Class A Ordinary Shares holders on a as converted basis.

Liquidation Preferences

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the Buyer shall be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its shareholders, an amount per Series A Preferred Share equal to the greater of (1) Conversion Amount and (2) the amount that would have been received had the Series A Preferred Shares been converted into the Class A ordinary shares issuable upon conversion of the Series A Preferred Shares immediately prior to liquidation event.

On December 11, 2023, the Company closed the First Tranche and issued 25,000 convertible Preferred Shares to the Buyer with total net proceeds of US$24,575. Concurrently, the Company also delivered 8,000,000 ADSs (120,000,000 Class A ordinary shares) collectively as pre-delivery shares (the “Pre-delivery Shares”) to the Buyer. As of December 31, 2023, all the Preferred Shares issued pursuant to the First Tranche were converted to 23,650,082 outstanding ADSs (354,751,230 Class A ordinary shares) at the conversion prices from $1.06 to $1.42, which are the lower of US$1.81 and 92.5% of the lowest daily average market price over 5 days before the conversion.

As the First Tranche of Preferred Shares, Forward Contract, Pre-delivery shares can be separately exercised, i.e. each can continue to exist unchanged when the other is exercised, the Company concluded that they were freestanding.

For the First Tranche, the Company had an unconditional obligation to issue variable number of the Preferred Shares, and the monetary value of the obligation is predominantly based on a fixed amount that is known at the inception. The Company classified the Preferred Shares as a liability, recorded initially at fair value upon issuance date, and remeasured at fair value with changes recognized in earnings.

The Forward Contract Liabilities are exercisable by the Buyer for the Second Tranche, so as to embody an obligation of the Company to repurchase the Company’s equity shares by transferring assets. In accordance with ASC 480, the Forward Contract Liabilities is accounted for as a liability, recorded initially at fair value upon issuance date, and remeasured to fair value at the end of each reporting period with changes recognized in earnings.

The Pre-delivery Shares are considered a form of stock borrowing facility and was accounted for as own-share lending arrangement. The Company did not receive any proceeds or pay any consideration related to the borrowed shares, except that the Company received a one-time nominal fee of US$6.00 upon the issuance of the Pre-delivery Shares and will pay the same amount to the Buyer upon the return of Pre-delivery Shares, respectively. As of December 31, 2023, no Pre-delivery Shares were returned to the Company. The Company accounted for the share lending arrangement as an issuance cost associated with the First Tranche, and recorded at fair value upon issuance date against additional paid-in capital. Although legally issued, the Pre-delivery Shares were not considered outstanding, and therefore excluded from basic and diluted earnings (loss) per share unless default of the share lending arrangement occurs, at which time the Pre-delivery Shares would be included in the basic and diluted earnings (loss) per share calculation.

The fair value of the First Tranche (US$44,421), Forward Contract Liabilities (US$38,842) and Pre-delivery Shares (US$511) upon issuance date in aggregate exceeded the net proceeds from the financing (US$24,575) by US$59,199, which was recognized as the excess of fair value of Series A Convertible Preferred Shares financing for the year ended December 31, 2023.

The fair value of the First Tranche upon the conversion dates was US$53,837, and the change in fair value of the First Tranche was US$9,416 for the year ended December 31, 2023. As of December 31, 2023, the Forward Contract Liabilities was not exercised by the Buyer and the Second Tranche was not closed.

On January 22, 2024, the Company completed the second tranche of the preferred shares financing. Pursuant to the Second Tranche Preferred Shares Financing, the Company issued 50,000 Preferred Shares in total at the price of US$1,000.00 per Preferred Share and caused The Bank of New York Mellon to deliver an additional 2,800,000 ADSs collectively as pre-delivery shares (the “Pre-delivery Shares”), each representing fifteen Class A ordinary shares of the Company, at the price of US$0.00000075 for each ADS. On September 27, 2024, the Company completed the Third Tranche financing. Pursuant to the Third Tranche Financing, the Company issued 50,000 Preferred Shares in total at the price of US$1,000.00 per Preferred Share.

In connection with the Third Tranche closing, the Buyer agreed to return to the Company 2,800,000 ADSs (representing 42,000,000 Class A ordinary shares) of the Pre-Delivery Shares previously delivered to the Buyer. The Company acknowledged that 1,345,203 ADSs of 2,800,000 ADSs of the Pre-Delivery Shares being returned to the Company would be returned in the form of 20,178,045 Class A ordinary shares, which were transferred from ordinary shares to treasury stocks in September and cancelled in November 2024. The remaining 1,454,797 ADSs were returned to the Company in December 2024.

The fair value of the Second Tranche (US$68,496) and Pre-delivery Shares (US$236) reduced by Forward Contract Liabilities (US$18,496) upon issuance date in aggregate exceeded the net proceeds from the financing (US$49,860) by US$376, which was recognized as the excess of fair value of Convertible Preferred Shares financing for the year ended December 31, 2024. The change in fair value of the Forward Contract Liabilities was US$21,848, which was recognized as the changes in fair value of financial instruments other than derivatives for the year ended December 31, 2024.

The fair value of the Third Tranche (US$78,272) upon issuance date in aggregate exceeded the net proceeds from the financing (US$49,975) by US$28,297, which was recognized as the excess of fair value of Convertible Preferred Shares financing for the year ended December 31, 2024.

For the year ended December 31, 2024, all of 50,000 Preferred Shares issued pursuant to the Second Tranche were converted to 49,428,105 outstanding ADSs (741,421,575 Class A ordinary shares) at the conversion prices from $0.73 to $1.31, which are the lower of US$1.81 and 92.5% of the lowest daily average market price over 5 days before the conversion. The fair value of the Second Tranche upon the conversion dates was US$88,154 and the change in fair value of the Second Tranche was US$19,658, which was recognized as the changes in fair value of financial instruments other than derivatives for the year ended December 31, 2024.

For the year ended December 31, 2024, none of Preferred Shares issued pursuant to the Third Tranche was converted to outstanding ADSs. The change in fair value of the Third Tranche was US$10,159, which was recognized as the changes in fair value of financial instruments other than derivatives for the year ended December 31, 2024.

For the year ended December 31, 2025, all of 50,000 Preferred Shares issued pursuant to the Third Tranche were converted to 85,328,477 outstanding ADSs (1,279,927,155 Class A ordinary shares) at the conversion prices from $0.56 to $0.69, which are the lower of US$1.81 and 92.5% of the lowest daily average market price over 5 days before the conversion. The fair value of the Third Tranche upon the conversion dates was US$93,162 and the change in fair value of the Third Tranche was US$25,049, which was recognized as the changes in fair value of financial instruments other than derivatives for the year ended December 31, 2025.

In connection with all of the Third Tranche conversion, 8,000,000 ADSs (representing 120,000,000 Class A ordinary shares) of the Pre-Delivery Shares were returned to the Company in December 2025.

The movement of Preferred Shares and Forward Contract Liability for the years ended December 31, 2024 and 2025 consist of the following:

	Forward
	Contract	Second	Third
	Liabilities	Tranche	Tranche
Beginning balance as of January 1, 2024	40,344	—	—
Fair value upon issuance	—	50,000	78,272
Converted from forward contract liabilities	—	18,496	—
Change in fair value	(21,848)	19,658	(10,159)
Conversion to second tranche	(18,496)	—	—
Conversion to outstanding ADSs	—	(88,154)	—
Ending balance as of December 31, 2024	—	—	68,113
Change in fair value	—	—	25,049
Conversion to outstanding ADSs	—	—	(93,162)
Ending balance as of December 31, 2025	—	—	—

The Company estimates the fair value of First Tranche, the Forward Contract Liability, Second Tranche and Third Tranche using the Monte Carlo model, which involves significant assumptions including the risk-free interest rate, the expected volatility and expected bond yield. The Company classifies the valuation techniques that use these inputs as Level 3.

	Fair Value of First Tranche and Forward Contract Liability
		December 14, 2023 to
	December 11, 2023	December 21, 2023
	(issuance date)	(remeasurement dates)
Risk Free Rate	4.98%	4.69%-4.81%
Volatility	100.55%	96.00%-103.81%
Expected bond yield	7.83%	7.37%-7.48%

	Fair Value of Second Tranche
		January 26, 2024 to
	January 22, 2024	September 13, 2024
	(issuance date)	(remeasurement dates)
Risk Free Rate	4.77%	4.09%-5.00%
Volatility	96.44%	83.26%-110.00%
Expected bond yield	9.35%	7.68%-11.06%

	Fair Value of Third Tranche
		December 31, 2024 to
	September 27, 2024	October 3, 2025
	(issuance date)	(remeasurement dates)
Risk Free Rate	3.93%	4.03%-4.37%
Volatility	100.65%	76.00%-146.35%
Expected bond yield	11.70%	8.62%-12.01%

The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair value of First Tranche, Second Tranche, Third Tranche and Forward Contract Liability.

2024 Series A-1 Convertible Preferred Shares

On November 19, 2024, the Company entered into a Securities Purchase Agreement with an institutional investor (the “Buyer”), pursuant to which the Company shall issue and sell to the Buyer up to 30,000 Series A-1 Convertible Preferred Shares (the “2024 Series A-1 Preferred Shares”) at the price of US$1,000 for each Preferred Share.

The rights, preferences and privileges of the 2024 Series A-1 Convertible Preferred Shares are as follows:

Conversion Rights

At any time after the issuance, the holder has the right to convert any portion of the outstanding and the unpaid Conversion Amount (the “Conversion Amount”, equals to US$1,072.80 per preferred share plus any accrued and unpaid dividends, and 15% p.a. late charges if any) into variable number of ADSs by dividing the difference of the conversion price less the issuance fee, where conversion price is the lower of (1) US$4.00; and (2) 92.5% of the lowest daily average market price over 5 days before conversion, as specified in the Securities Purchase Agreement.

Redemption Rights

The Company shall redeem the Preferred Shares remained outstanding on the Maturity Date in cash in an amount equal to 105% of the Conversion Amount. The Maturity Date is the date that is 12 months immediately following the issuance of the Preferred Shares, which may be extended at the option of the Buyer when certain events occur.

Voting Rights

No voting rights are carried by the Series A-1 Preferred Shares.

Dividend Rights

The Buyer will be entitled to receive dividends in the same manner of Class A Ordinary Shares holders on a as converted basis.

Liquidation Preferences

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the Buyer shall be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its shareholders, an amount per Series A-1 Preferred Share equal to the greater of (1) Conversion Amount and (2) the amount that would have been received had the Series A-1 Preferred Shares been converted into the Class A ordinary shares issuable upon conversion of the Series A-1 Preferred Shares immediately prior to liquidation event.

On November 25, 2024, the Company closed the 2024 Series A-1 Preferred Shares financing and issued 30,000 Series A-1 Preferred Shares to the Buyer with total net proceeds of US$29,975. The fair value of the Series A-1 Preferred Shares (US$52,027) upon issuance date exceeded the net proceeds from the financing (US$29,975) by US$22,052, which was recognized as the excess of fair value of Convertible Preferred Shares financing for the year ended December 31, 2024.

For the year ended December 31, 2024, all of 30,000 2024 Series A-1 Preferred Shares were converted to 20,541,486 outstanding ADSs (308,122,290 Class A ordinary shares), at the conversion price from US$1.40 to US$1.65, which are the lower of US$4.00 and 92.5% of the lowest daily average market price over 5 days before conversion. The fair value of the Series A-1 Preferred Shares upon the conversion dates was US$43,804 and the change in fair value of the Series A-1 Preferred Shares was US$8,222, which was recognized as the changes in fair value of financial instruments other than derivatives for the year ended December 31, 2024.

2025 Series A-1 Convertible Preferred Shares

On March 6, 2025, the Company entered into a Securities Purchase Agreement with an institutional investor (“Buyer”), pursuant to which the Company agreed to issue and sell to the Buyer up to 200,000 Series A-1 Convertible Preferred Shares (the “2025 Series A-1 Preferred Shares”) at the price of US$1,000 for each Preferred Share in two tranches. On the closing date of the first tranche, in connection with the issuance of the Preferred Shares, the Company also should deliver 7,000,000 ADSs (105,000,000 Class A ordinary shares) collectively as pre-delivery shares (the “Pre-delivery Shares”) to the Buyer, and the Buyer shall pay the Company US$0.00000075 for each of the ADSs (the “Pre-Delivery Shares”).

The rights, preferences and privileges of the 2025 Series A-1 Convertible Preferred Shares are as follows:

Conversion Rights

At any time after the issuance, the holder has the right to convert any portion of the outstanding and the unpaid Conversion Amount (the “Conversion Amount”, equals to US$1,072.80 per preferred share plus any accrued and unpaid dividends, and 15% p.a. late charges if any) into variable number of ADSs by dividing the difference of the conversion price less the issuance fee, where conversion price is the lower of (1) US$4.00; and (2) 92.5% of the lowest daily average market price over 5 days before conversion, as specified in the Securities Purchase Agreement.

Redemption Rights

The Company shall redeem the Preferred Shares remained outstanding on the Maturity Date in cash in an amount equal to 105% of the Conversion Amount. The Maturity Date is the date that is 12 months immediately following the issuance of the Preferred Shares, which may be extended at the option of the Buyer when certain events occur.

Voting Rights

No voting rights are carried by the Series A-1 Preferred Shares.

Dividend Rights

The Buyer will be entitled to receive dividends in the same manner of Class A Ordinary Shares holders on a as converted basis.

Liquidation Preferences

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the Buyer shall be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its shareholders, an amount per Series A-1 Preferred Share equal to the greater of (1) Conversion Amount and (2) the amount that would have been received had the Series A-1 Preferred Shares been converted into the Class A ordinary shares issuable upon conversion of the Series A-1 Preferred Shares immediately prior to liquidation event.

On March 10, 2025, the Company closed the first tranche of the 2025 Series A-1 Preferred Shares financing and issued 100,000 Preferred Shares and 105,000,000 Pre-Delivery Shares to the Buyer, raising a total net proceeds of US$99,650. Effective April 30, 2025, the Company and the Buyer have mutually agreed to terminate the agreement with respect to the second tranche.

The fair value of the first tranche of the 2025 Series A-1 Preferred Shares (US$126,885) and Pre-Delivery Shares (US$944) upon issuance date exceeded the net proceeds from the financing (US$99,650) by US$28,179, which was recognized as the excess of fair value of convertible preferred shares for the year ended December 31, 2025.

For the year ended December 31, 2025, all of 100,000 2025 Series A-1 Preferred Shares were converted to 187,321,908 outstanding ADSs (2,809,828,620 Class A ordinary shares) at the conversion prices from $0.50 to $0.93, which are the lower of US$4.00 and 92.5% of the lowest daily average market price over 5 days before conversion. The fair value of the first tranche of the 2025 Series A-1 Preferred Shares upon the conversion dates was US$148,420 and the change in fair value of the first tranche of the 2025 Series A-1 Preferred Shares was US$21,535, which was recognized as the changes in fair value of financial instruments other than derivatives for the year ended December 31, 2025.

In connection with all of the 2025 Series A-1 Preferred Shares conversion, 7,000,000 ADSs (representing 105,000,000 Class A ordinary shares) of the Pre-Delivery Shares were returned to the Company in December 2025.

The movement of 2024 and 2025 Series A-1 Preferred Shares for the year ended December 31, 2024 and 2025 consist of the following:

2024 Series A-1 Preferred Shares
Beginning balance as of January 1, 2024	—
Fair value upon issuance	52,027
Change in fair value	(8,222)
Conversion to outstanding ADSs	(43,805)
Ending balance as of December 31, 2024	—

The first tranche of
the 2025 Series A-1 Preferred Shares
Beginning balance as of January 1, 2025	—
Fair value upon issuance	126,885
Change in fair value	21,535
Conversion to outstanding ADSs	(148,420)
Ending balance as of December 31, 2025	—

The Company estimates the fair value of 2024 Series A-1 Preferred Shares and the first tranche of the 2025 Series A-1 Preferred Shares using the Monte Carlo model, which involves significant assumptions including the risk-free interest rate, the expected volatility and expected bond yield. The Company classifies the valuation techniques that use these inputs as Level 3.

	Fair Value of 2024 Series A-1 Preferred Shares
		November 26, 2024
	November 25, 2024	to December 5, 2024
	(issuance date)	(remeasurement dates)
Risk Free Rate	4.44%	4.33%-4.46%
Volatility	105.37%	105.21%-105.69%
Expected bond yield	12.39%	12.28%-12.36%

	Fair Value of the first tranche of
	the 2025 Series A-1 Preferred Shares
		March 13, 2025
	March 10, 2025	to July 16, 2025
	(issuance date)	(remeasurement dates)
Risk Free Rate	4.06%	3.81%-4.19%
Volatility	92.09%	85.96%-96.33%
Expected bond yield	11.76%	10.63%-11.74%

The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair value of 2024 and 2025 Series A-1 Preferred Shares.